FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5047


                          Tax-Free Fund of Colorado
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: March 31, 2005





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).






                                                TAX FREE FUND OF COLORADO
                                                 SCHEDULE OF INVESTMENTS
                                                     March 31, 2005
                                                       (unaudited)

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
                                                                                                   Rating
         Face                                                                                     Moody's/
        Amount         General Obligation Bonds (35.1%)                                             S&P                   Value (a)
                       City & County (2.2%)

                       Denver, Colorado City & County Art Museum
     $    2,000,000    5.000%, 08/01/15                                                            Aa1/AA+             $   2,133,600

                       Denver, Colorado City & County Excise Tax Revenue
          1,000,000    5.000%, 09/01/11 FSA Insured                                                Aaa/AAA                 1,075,500
          2,260,000    5.000%, 09/01/12 FSA Insured                                                Aaa/AAA                 2,407,103


                       Total City & County                                                                                 5,616,203


                       Metropolitan District (6.1%)

                       Arapahoe, Colorado Park & Recreation District
          1,070,000    5.000%,  12/01/17 FGIC Insured                                               Aaa/NR                 1,131,953


                       Castle Pines, Colorado Metropolitan District
          1,060,000    5.500%, 12/01/07 FSA Insured                                                Aaa/AAA                 1,129,345


                       Foothills, Colorado Park & Recreational District
          1,310,000    5.000%, 12/01/12 FSA Insured                                                 Aaa/NR                 1,408,787
          1,325,000    5.000%, 12/01/13 FSA Insured                                                 Aaa/NR                 1,418,465
          1,850,000    5.000%, 12/01/17 MBIA Insured                                                Aaa/NR                 1,957,115


                       Highlands Ranch, Colorado Metropolitan District #1, Refunding
          1,530,000    6.250%, 09/01/06 MBIA Insured                                               Aaa/AAA                 1,553,440
          1,000,000    5.750%, 09/01/08 AMBAC Insured                                              Aaa/AAA                 1,083,310
          1,730,000    5.750%, 09/01/09 AMBAC Insured                                              Aaa/AAA                 1,900,924


                       Interstate South, Colorado Metropolitan District
          2,165,000    5.750%, 12/01/09 LOC: US Bank                                                NR/AA-                 2,196,046


                       South Suburban, Colorado Park & Recreational District
          1,365,000    5.125%, 12/15/09 FGIC Insured                                               Aaa/AAA                1,454,831

                       Total Metropolitan District                                                                       15,234,216

                       School Districts (26.8%)

                       Adams County, Colorado School District #12
          1,255,000    5.625%, 12/15/08 FGIC Insured                                               Aaa/AAA                 1,354,923
          2,000,000    5.000%, 12/15/12 MBIA Insured                                               Aaa/AAA                 2,151,600

                       Adams County, Colorado School District #14
          1,275,000    5.750%, 12/01/08 FSA Insured                                                Aaa/AAA                 1,379,333

                       Adams County, Colorado School District #14 Refunding
          1,200,000    4.500%, 12/01/16 MBIA Insured                                                Aaa/NR                 1,254,264

                       Adams & Weld Counties Colorado School District #027J (Brighton)
          1,765,000    4.300%, 12/01/19 FGIC Insured                                               Aaa/AAA                 1,776,014

                       Arapahoe County, Colorado Cherry Creek School District #5
          1,000,000    5.500%, 12/15/08                                                             Aa2/AA                 1,081,300
          2,760,000    5.500%, 12/15/11                                                             Aa2/AA                 3,023,194
          2,750,000    5.500%, 12/15/12                                                             Aa2/AA                 3,010,975

                       Boulder Valley, Colorado School District
          1,215,000    5.500%, 12/01/08 FGIC Insured                                               Aaa/AAA                 1,303,476

                       Clear Creek, Colorado School District
          1,000,000    5.000%, 12/01/16 FSA Insured                                                Aaa/AAA                 1,062,620

                       Denver, Colorado City & County School District #1 Refunding Series A
          1,000,000    5.600%, 06/01/08                                                            Aa3/AA-                 1,074,560

                       Denver, Colorado City & County School District #1 Refunding Series C
          3,000,000    4.250%, 12/01/18 FGIC Insured                                               Aaa/AAA                 3,018,780

                       Douglas & Elbert Counties, Colorado School District #
                       Re-1, Series 1992
          2,000,000    5.250%, 12/15/11 FGIC Insured                                               Aaa/AAA                 2,172,760

                       El Paso County, Colorado School District #11
          1,330,000    6.250%, 12/01/08                                                            Aa3/AA-                 1,474,159

                       El Paso County, Colorado School District #20
          1,000,000    6.150%, 12/15/08 MBIA Insured                                               Aaa/AAA                 1,105,640
          1,500,000    5.000%, 12/15/14 FGIC Insured                                                Aaa/NR                 1,612,815

                       El Paso County, Colorado School District #38
          1,110,000    5.700%, 12/01/12                                                             Aa3/NR                 1,239,692

                       El Paso County, Colorado School District #49
          1,500,000    5.500%, 12/01/13 FSA Insured                                                Aaa/AAA                 1,652,775
          1,000,000    5.250%, 12/01/14 FGIC Insured                                               Aaa/AAA                 1,086,960
          1,795,000    5.000%, 12/01/15 FSA Insured                                                Aaa/AAA                 1,930,576

                       Fremont County, Colorado School District #001 Canon City
          1,680,000    5.000%,  12/01/17 MBIA Insured                                               Aaa/NR                 1,787,890

                       Garfield County, Colorado School District
          1,250,000    5.000%, 12/01/17 FSA Insured                                                 Aaa/NR                 1,322,375

                       Grand County Colorado School District #002 (East Grand)
                       Refunding & Improvement Series B
          1,040,000    4.250%, 12/01/18 FSA Insured                                                Aaa/AAA                 1,046,510

                       Jefferson County, Colorado School District # R-1
          3,000,000    5.500%, 12/15/09 FGIC Insured                                               Aaa/AAA                 3,281,640
          2,340,000    5.250%, 12/15/11 FGIC Insured                                               Aaa/AAA                 2,539,391
          1,000,000    5.500%, 12/15/13 FGIC Insured                                               Aaa/AAA                 1,093,880

                       La Plata County, Colorado School District #9
          1,500,000    5.000%, 11/01/18 MBIA Insured                                                Aaa/NR                 1,580,085

                       Larimer County, Colorado School District #R1 Poudre
                       Refunding Series A
          2,100,000    5.250%, 12/15/11                                                            Aa3/AA-                 2,238,222

                       Mesa County, Colorado School District #51
          1,065,000    6.000%, 12/01/06 MBIA Insured                                               Aaa/AAA                 1,120,955
          1,000,000    5.200%, 12/01/09 MBIA Insured                                               Aaa/AAA                 1,049,910

                       Mesa County, Colorado School District # 051 (Grand Junction)
                       Series A
          1,500,000    4.350%, 12/01/19 MBIA Insured                                                Aaa/NR                 1,515,255

                       Pueblo County, Colorado School District #70
          1,040,000    5.500%, 12/01/09 AMBAC Insured                                              Aaa/AAA                 1,103,658
          1,000,000    5.000%, 12/01/15 FGIC Insured                                               Aaa/AAA                 1,063,280
          3,440,000    5.000%, 12/01/16 FGIC Insured                                               Aaa/AAA                 3,641,137

                       Teller County, Colorado School District #2 Woodland Park
          1,265,000    5.000%, 12/01/17 MBIA Insured                                               Aaa/AAA                 1,353,917

                       Weld & Adams Counties, Colorado School District #3J
          1,000,000    5.500%, 12/15/10 AMBAC Insured Pre-Refunded                                 Aaa/AAA                 1,097,180

                       Weld County, Colorado School District #2
          1,315,000    5.000%, 12/01/15 FSA Insured                                                Aaa/AAA                 1,404,486

                       Weld County Colorado School District #3J
          1,440,000    4.350%, 12/15/19 FSA Insured                                                 Aaa/NR                1,454,688

                       Weld County, Colorado School District #6
          1,195,000    5.000%, 12/01/15 FSA Insured                                                Aaa/AAA                1,270,620

                       Weld County, Colorado School District #8
          1,115,000    5.000%, 12/01/15 FSA Insured                                                Aaa/AAA                1,190,876

          1,385,000    5.250%, 12/01/17 FSA Insured                                                Aaa/AAA                1,497,171

                       Total School Districts                                                                             67,419,542

                       Total General Obligation Bonds                                                                     88,269,961

                       Revenue Bonds (64.1%)

                       Electric (3.1%)

                       Colorado Springs, Colorado Utilities Revenue
          1,660,000    5.000%, 11/15/17                                                             Aa2/AA                 1,760,098

                       Colorado Springs, Colorado Utilities Revenue
                       Subordinated Lien Improvement Series A
          1,095,000    5.000%,  11/15/16                                                            Aa2/AA                 1,174,059
          1,000,000    5.000%,  11/15/17                                                            Aa2/AA                 1,066,940

                       Moffat County, Colorado Pollution Control
          2,125,000    5.625%, 11/01/06 AMBAC Insured                                              Aaa/AAA                 2,217,650

                       Platte River, Colorado Power Authority
          1,500,000    6.000%, 06/01/07 MBIA Insured                                               Aaa/AAA                 1,597,065

                       Total Electric                                                                                      7,815,812

                       Higher Education (10.1%)

                       Boulder County, Colorado Development Revenue UCAR
          1,760,000    5.000%, 09/01/16 MBIA Insured                                               Aaa/AAA                 1,867,149
          1,130,000    5.000%, 09/01/17 AMBAC Insured                                              Aaa/AAA                 1,200,828

                       Colorado Educational & Cultural Facility Authority
                       Johnson & Wales
            860,000    5.000%, 04/01/18 XLCA Insured                                               Aaa/AAA                   902,114

                       Colorado Educational & Cultural Facility Authority
                       University of Colorado Foundation Project
          2,110,000    5.000%, 07/01/17 AMBAC Insured                                              Aaa/AAA                 2,226,430
          1,865,000    5.375%, 07/01/18 AMBAC Insured                                              Aaa/AAA                 2,022,238

                       Colorado Mountain Jr. College District Student
                       Housing Facilities Enterprise Revenue
          1,000,000    4.500%, 06/01/18  MBIA Insured                                              Aaa/AAA                 1,024,850

                       Colorado Post Secondary Educational Facility
          1,170,000    5.500%, 03/01/08 MBIA Insured                                               Aaa/AAA                 1,250,777

                       Colorado State Colleges Board Trustees Auxiliary
                       System Revenue Refunding Series B
          1,035,000    5.000%,  05/15/15 MBIA Insured                                              Aaa/AAA                 1,109,013

                       Colorado State University System
          1,530,000    5.000%, 03/01/17  AMBAC Insured                                              Aaa/NR                 1,621,066

                       University of Colorado Enterprise System
          1,000,000    5.000%, 06/01/11                                                            Aa3/AA-                 1,082,370
          2,325,000    5.000%, 06/01/15 AMBAC Insured                                              Aaa/AAA                 2,481,728
          1,735,000    5.000%, 06/01/16                                                            Aa3/AA-                 1,848,417
          1,000,000    5.250%, 06/01/17 FGIC Insured                                               Aaa/AAA                 1,089,110
          1,000,000    4.375%, 06/01/19 FGIC Insured                                               Aaa/AAA                 1,011,620

                       University of Northern Colorado Auxiliary Facilities
          1,365,000    5.750%, 06/01/07 MBIA Insured Pre-Refunded                                  Aaa/AAA                 1,380,534
          1,745,000    5.750%, 06/01/08 MBIA Insured                                               Aaa/AAA                 1,846,384
          1,390,000    5.000%, 06/01/15 AMBAC Insured                                              Aaa/AAA                 1,472,107

                       Total Higher Education                                                                             25,436,735

                       Hospital (3.8%)


                       Colorado Health Facility Authority Hospital Revenue,
                       Catholic Health
          1,000,000    5.375%, 12/01/09                                                             Aa2/AA                 1,068,500

                       Colorado Health Facility Authority Hospital Revenue,
                       North Colorado Medical Center
          1,440,000    5.600%, 05/15/05 MBIA Insured                                               Aaa/AAA                 1,446,336

                       Colorado Health Facility Authority Hospital Revenue,
                       Sisters of Charity-Leavenworth
          1,000,000    5.500%, 12/01/08 MBIA Insured                                               Aaa/AAA                 1,086,320
          1,500,000    5.250%, 12/01/10 MBIA Insured                                               Aaa/AAA                 1,598,580

                       Colorado Health Facility Authority Sisters of Charity -
                       Health Care
          1,000,000    6.250%, 05/15/09 AMBAC Insured, ETM                                         Aaa/AAA                 1,111,690

                       Colorado Health Facility Community Provider Pooled
                       Loan Revenue
             52,000    7.200%, 07/15/05 FSA Insured                                                Aaa/AAA                    52,226

                       Colorado Springs, Colorado Hospital Revenue
          1,460,000    5.500%, 12/15/06 MBIA Insured                                               Aaa/AAA                 1,520,167

                       University  Colorado Hospital Authority Hospital Revenue
          1,475,000    5.500%, 11/15/07 AMBAC Insured                                               Aaa/NR                 1,566,140

                       Total Hospital                                                                                      9,449,959

                       Housing (2.1%)


                       Adams County, Colorado Multi-Family Housing
                       Revenue, Brittany Station Series A
          1,600,000    5.400%, 09/01/25 FNMA Insured                                                NR/AAA                 1,615,296

                       Colorado Housing & Finance Authority
            405,000    5.000%, 08/01/13 Series 2001                                                  A1/A+                   412,885
            860,000    6.050%, 10/01/16 Series 1999A3                                              Aa2/AA+                   891,072
             25,000    6.125%, 11/01/23 Series 1998D3                                               Aa2/NR                    26,780

                       Colorado Housing & Finance Authority Multi-
                       Family/Project Bonds
          1,575,000    4.250%, 10/01/17 Class II 2004 Series A-3                                    Aa2/AA                 1,576,575

                       Colorado Housing & Finance Authority, Single Family
                       Mortgage
            105,000    5.625%, 06/01/10 Series 1995D                                                Aa2/NR                   105,355
             65,000    5.750%, 11/01/10 Series 1996A                                                Aa2/NR                    64,996
             10,000    6.250%, 12/01/12 Series 1994C                                                Aa2/NR                    10,035

                       Colorado Housing & Finance Authority, Single Family
                       Mortgage  2000C3
             90,000    5.700%, 10/01/22                                                             Aa2/AA                    92,201

                       Colorado Housing Finance Authority, Single Family
                       Mortgage Subordinated 2000D
            225,000    5.400%, 10/01/12                                                              A1/A+                   227,232

                       Denver, Colorado Single Family Mortgage Revenue
            150,000    5.000%, 11/01/15 GNMA Insured                                                NR/AAA                   152,682

                       Total Housing                                                                                       5,175,109

                       Lease (8.4%)


                       Aurora, Colorado COP
          2,105,000    5.250%, 12/01/13 AMBAC Insured                                              Aaa/AAA                 2,271,127

                       Broomfield, Colorado COP
          2,500,000    5.100%, 12/01/12 AMBAC Insured                                               Aaa/NR                 2,686,475

                       Denver, Colorado City and County COP Roslyn Fire
          1,835,000    5.000%, 12/01/15                                                             Aa2/AA                 1,950,018

                       El Paso County, Colorado COP
          1,100,000    5.250%, 12/01/09 MBIA Insured                                               Aaa/AAA                 1,190,827

                       El Paso County, Colorado COP Judicial Building
          1,760,000    5.000%, 12/01/16 AMBAC Insured                                              Aaa/AAA                 1,870,211

                       El Paso County, Colorado COP Pikes Peak Regional
                       Development Authority
          1,925,000    5.000%, 12/01/18 AMBAC Insured                                              Aaa/AAA                 2,039,980

                       Fort Collins, Colorado Lease COP Series A
          3,020,000    4.750%, 06/01/18 AMBAC Insured                                               Aaa/NR                 3,152,034

                       Fremont County, Colorado COP Refunding and
                       Improvement Series A
          2,075,000    5.000%, 12/15/18 MBIA Insured                                               Aaa/AAA                 2,199,396

                       Lakewood, Colorado COP
          1,440,000    5.200%, 12/01/13 AMBAC Insured                                              Aaa/AAA                 1,542,413

                       Northern Colorado Water Conservancy District
          1,000,000    5.000%, 10/01/15 MBIA Insured                                               Aaa/AAA                 1,066,830

                       Westminster, Colorado COP
          1,055,000    5.350%, 09/01/11 MBIA Insured                                               Aaa/AAA                 1,149,834

                       Total Lease                                                                                        21,119,145

                       Sales Tax (12.4%)


                       City of Boulder, Colorado
          1,045,000    5.250%, 08/15/10 AMBAC Insured                                              Aaa/AAA                 1,126,656

                        Boulder, Colorado Open Space Acquisition
           1,250,000    5.500%, 08/15/12                                                            Aa1/AA+                1,363,525

                        Boulder County, Colorado Open Space Capital Improvement
           3,065,000    5.000%, 07/15/16 MBIA Insured                                               Aaa/AAA                3,248,747
           1,630,000    5.000%, 07/15/17  MBIA Insured                                              Aaa/AAA                1,720,351

                        Boulder County, Colorado Sales & Use Tax Open
                        Space Series A
           1,000,000    5.450%, 12/15/12 FGIC Insured                                               Aaa/AAA                1,093,090

                        City & County of Denver, Colorado Excise Tax Revenue
           2,000,000    5.375%, 09/01/10 FSA Insured                                                Aaa/AAA                2,167,940

                        Colorado Springs, Colorado Sales & Use Tax
                        Revenue Service Sales
           1,320,000    5.000%, 12/01/12                                                              A1/AA                1,404,902

                        Douglas County, Colorado Sales & Use Tax Open
                        Space Revenue
           1,780,000    5.500%, 10/15/12 FSA Insured                                                Aaa/AAA                1,951,877

                        Golden, Colorado Sales & Use Tax
           1,265,000    5.000%, 12/01/12 AMBAC Insured                                              Aaa/AAA                1,360,394

                        Greeley Colorado Sales & Use Tax Revenue
           1,435,000    4.000%, 10/01/19 MBIA Insured                                               Aaa/AAA                1,401,034

                        Jefferson County, Colorado Open Space Sales Tax
           1,245,000    5.000%, 11/01/11 FGIC Insured                                               Aaa/AAA                1,328,664
           1,600,000    5.000%, 11/01/13 AMBAC Insured                                              Aaa/AAA                1,711,648
           1,080,000    5.000%, 11/01/14 AMBAC Insured                                              Aaa/AAA                1,150,837
           1,695,000    4.000%, 11/01/18 AMBAC Insured                                              Aaa/AAA                1,665,320

                        Lakewood, Colorado Sales & Use Tax Revenue
           1,040,000    5.250%, 12/01/09                                                              NR/AA                1,120,756

                        Larimer County, Colorado Sales Tax Revenue Bond
           1,000,000    5.500%, 12/15/12 AMBAC Insured                                              Aaa/AAA                1,099,140

                        Longmont, Colorado Sales & Use Tax
           1,875,000    5.500%, 11/15/14                                                              NR/AA                2,053,463

                        Thornton, Colorado Sales Tax
           1,000,000    5.000%, 09/01/14 FSA Insured                                                Aaa/AAA                1,064,120

                        Westminster, Colorado Sales Tax Revenue
           1,175,000    5.500%, 12/01/07 FGIC Insured                                               Aaa/AAA                1,251,869
           1,710,000    5.000%, 12/01/17 AMBAC Insured                                              Aaa/AAA                1,809,009

                        Total Sales Tax                                                                                   31,093,342

                        Transportation (5.0%)


                        Arapahoe County, Colorado E-470 Vehicle
                        Registration Revenue Bonds
           1,000,000    5.450%, 08/31/07 MBIA Insured Pre-Refunded                                  Aaa/AAA                1,042,540

                        Colorado Department of Transportation Revenue
           1,565,000    5.000%, 06/15/15 MBIA Insured                                               Aaa/AAA                1,700,341

                        Colorado Department of Transportation-
                        Transportation Revenue Anticipation Note
           1,000,000    6.000%, 06/15/13 AMBAC Insured Pre-Refunded                                 Aaa/AAA                1,133,110

                        Northwest Parkway, Colorado Public Highway
                        Authority Series A
           2,515,000    5.150%, 06/15/14 AMBAC Insured                                              Aaa/AAA                2,731,793

                        Regional Transportation District Colorado COP
           1,190,000    5.000%, 06/01/15 AMBAC Insured                                              Aaa/AAA                1,269,671
           1,510,000    4.850%, 06/01/18 AMBAC Insured                                              Aaa/AAA                1,572,876

                        Regional Transportation District Colorado Sales Tax
                        Revenue
           2,000,000    5.000%, 11/01/13 FGIC Insured                                               Aaa/AAA                2,136,700
           1,000,000    5.000%, 11/01/16 FGIC Insured                                               Aaa/AAA                1,088,330

                        Total Transportation                                                                              12,675,361

                        Water & Sewer (16.5%)


                        Boulder, Colorado Water & Sewer Revenue
           1,000,000    5.400%, 12/01/14                                                            Aa2/AA+                1,092,380

                        Broomfield, Colorado Sewer and Waste Water Revenue
           1,985,000    5.000%, 12/01/15 AMBAC Insured                                               Aaa/NR                2,125,955
           1,000,000    5.000%, 12/01/16 AMBAC Insured                                               Aaa/NR                1,066,010

                        Broomfield, Colorado Water Activity Enterprise
           1,500,000    5.300%, 12/01/12 MBIA Insured                                                Aaa/NR                1,631,550
           1,730,000    5.250%, 12/01/13 MBIA Insured                                                Aaa/NR                1,880,614
           2,190,000    5.000%, 12/01/16 MBIA Insured                                                Aaa/NR                2,327,138
           2,290,000    5.000%, 12/01/17 MBIA Insured                                                Aaa/NR                2,422,591

                        Centennial, Colorado Water & Sewer District
           1,750,000    5.800%, 12/01/07 FSA Insured                                                Aaa/AAA                1,805,632

                        Colorado Clean Water Revenue
           1,000,000    5.375%, 09/01/10                                                            Aaa/AAA                1,069,620

                        Colorado Metro Wastewater Reclamation District
           1,270,000    5.250%, 04/01/09                                                             Aa2/AA                1,344,384

                        Colorado Water Resource & Power Development Authority
             215,000    6.000%, 09/01/06                                                            Aaa/AAA                  215,733
           1,000,000    5.500%, 09/01/09                                                            Aaa/AAA                1,074,290
           1,635,000    5.000%, 09/01/12                                                            Aaa/AAA                1,760,977
           1,000,000    5.550%, 11/01/13 FGIC Insured                                               Aaa/AAA                1,097,100
           2,675,000    5.000%, 09/01/16 MBIA Insured                                               Aaa/AAA                2,874,180
           1,855,000    5.000%, 09/01/17 MBIA Insured                                               Aaa/AAA                1,982,643

                        Denver, Colorado City and County Wastewater Revenue
           1,560,000    5.000%, 11/01/15 FGIC Insured                                               Aaa/AAA                1,665,206

                        Lafayette, Colorado Water Revenue
           1,625,000    5.000%, 12/01/17 MBIA Insured                                               Aaa/AAA                1,729,358

                        Left Hand, Colorado Water District Revenue Refunding
           1,190,000    4.500%, 05/15/15 FSA Insured                                                 Aaa/NR                1,243,074

                        Left Hand, Colorado Water District, Series 1996
           1,530,000    5.750%, 11/15/08 MBIA Insured                                               Aaa/AAA                1,602,048

                        Northglenn, Colorado Water & Sewer
           1,010,000    5.750%, 12/01/06 FSA Insured                                                Aaa/AAA                1,059,005

                        Pueblo, Colorado Board Water Works
           1,000,000    5.500%, 11/01/10 FSA Insured                                                Aaa/AAA                1,104,150

                        Thornton, Colorado, Refunding
           2,000,000    5.600%, 12/01/06 FSA Insured                                                Aaa/AAA                2,092,220

                        Thornton, Colorado Water Enterprise Revenue
           1,445,000    4.500%, 12/01/18 MBIA Insured                                               Aaa/AAA                1,482,512

                        Ute, Colorado  Water Conservancy District
           1,570,000    5.500%, 06/15/12 MBIA Insured                                               Aaa/AAA                1,717,093

                        Widefield, Colorado Water & Sanitation District Water
                        & Sewer Refunding & Improvement
           1,870,000    4.500%, 12/01/19 MBIA Insured                                               Aaa/AAA                1,911,084

                        Total Water & Sewer                                                                               41,376,547

                        Miscellaneous Revenue (2.7%)


                        Denver, Colorado City & County Helen  Bonfils Project
           2,275,000    5.875%, 12/01/09                                                             NR/AA-                2,432,248

                        South Suburban, Colorado  Park & Recreational District
           1,000,000    6.000%, 11/01/07                                                            Baa3/NR                1,046,900

                        Thornton, Colorado Development Authority
           1,230,000    5.750%, 12/01/06 MBIA Insured                                               Aaa/AAA                1,289,680

                        Thornton, Colorado Development Authority Tax
                        Increment North Washington Street Urban Renewal
                        Project
           1,040,000    4.500%, 12/01/18  MBIA Insured                                              Aaa/AAA                1,066,998

                        Westminster, Colorado Golf Course Activity
           1,000,000    5.400%, 12/01/13 Radian Group, Inc. Insured                                   NR/AA                1,058,220

                        Total Miscellaneous Revenue                                                                        6,894,046

                        Total Revenue Bonds                                                                              161,036,056


                        Total Investments (cost $239,548,931*)                                        99.2%              249,306,017
                        Other assets less liabilities                                                  0.8                 2,033,277
                        Net Assets                                                                   100.0%           $  251,339,294



                        Portfolio Distribution By Quality Rating (unaudited)

                        Highest rating (1)                                                82.4 %
                        Second highest rating (2)                                         16.9
                        Third highest rating (3)                                           0.3
                        Fourth highest rating (4)                                          0.4
                                                                                         100.0 %
                                                                                       =========

                        (1) Aaa of Moody's or AAA of S&P.
                        (2) Aa of Moody's or AA of S&P.
                        (3) A of Moody's or S&P.
                        (4) Baa of Moody's or BBB of S&P.

                         * See note b.

                                    PORTFOLIO ABBREVIATIONS:

                         AMBAC - American Municipal Bond Assurance Corp.
                         COP      -Certificates of Participation
                         ETM       -Escrowed to Maturity
                         FGIC     - Financial Guaranty Insurance Co.
                         FNMA    - Federal National Mortgage Association
                         FSA       - Financial Security Assurance
                         GNMA    - Government National Mortgage Association
                         LOC      -Letter of Credit
                         MBIA     - Municipal Bond Investors Assurance
                         NR       - Not Rated
                         UCAR- University Corporation for Atmospheric Research
                         XLCA     - XL Capital Assurance

                            See accompanying notes to financial statements.

                                              NOTES TO FINANCIAL STATEMENTS
                                                TAX-FREE FUND OF COLORADO

     (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

     (b) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $239,536,124 amounted to $9,769,893, which consisted of aggregate gross unrealized appreciation of $10,039,460 and aggregate gross unrealized depreciation of $269,567.








Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      --------------------------------
Diana P. Herrmann
 	President and Trustee
      May 26, 2005

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 26, 2005